Revenue	12 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Revenue	Note 7. Revenue

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Revenue	68,613	59,061	112,497
Total Revenue	68,613	59,061	112,497